UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-9651
                                   811-9735

Name of Fund:  Merrill Lynch Focus Twenty Fund
               Master Focus Twenty Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch Focus Twenty Fund and Master Focus Twenty Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 -  Schedule of Investments


Merrill Lynch Focus Twenty Fund, Inc.

Schedule of Investments as of February 28, 2006
                                      Beneficial
                                        Interest    Mutual Funds                                                         Value
                               $   1,653,697,287    Master Focus Twenty Trust                                      $   91,351,038

                                                    Total Investments (Cost - $81,500,672) - 100.2%                    91,351,038
                                                    Liabilities in Excess of Other Assets - (0.2%)                      (163,964)
                                                                                                                   --------------
                                                    Net Assets - 100.0%                                            $   91,187,074
                                                                                                                   ==============



Master Focus Twenty Trust


Schedule of Investments as of February 28, 2006                                                                 (in U.S. dollars)
                                                      Shares
Country             Industry                            Held   Common Stocks                                             Value
India - 3.6%        IT Services - 3.6%                45,900   Infosys Technologies Ltd.                           $    3,249,720

                                                               Total Common Stocks in India                             3,249,720


Switzerland - 2.9%  Health Care Equipment &           23,200   Alcon, Inc.                                              2,671,712
                    Supplies - 2.9%

                                                               Total Common Stocks in Switzerland                       2,671,712


United              Aerospace & Defense - 7.4%        49,100   Boeing Co.                                               3,569,079
States - 89.3%                                        44,000   Lockheed Martin Corp.                                    3,206,280
                                                                                                                   --------------
                                                                                                                        6,775,359

                    Biotechnology - 3.4%              45,300   Genzyme Corp. (a)                                        3,141,102

                    Chemicals - 3.6%                  75,500   The Dow Chemical Co.                                     3,248,765

                    Commercial Banks - 3.5%           69,000   Bank of America Corp.                                    3,163,650

                    Construction &                    40,100   Jacobs Engineering Group, Inc. (a)                       3,438,174
                    Engineering - 3.8%

                    Energy Equipment &                50,400   Baker Hughes, Inc. (d)                                   3,425,688
                    Services - 21.3%                  70,200   Grant Prideco, Inc. (a)(d)                               2,840,994
                                                      50,200   Halliburton Co.                                          3,413,600
                                                      48,000   National Oilwell Varco, Inc. (a)                         2,922,240
                                                      30,900   Schlumberger Ltd. (d)                                    3,553,500
                                                      44,500   Transocean, Inc. (a)(d)                                  3,301,010
                                                                                                                   --------------
                                                                                                                       19,457,032

                    Health Care Providers &           68,200   Caremark Rx, Inc. (a)                                    3,392,950
                    Services - 7.5%                   45,200   WellPoint, Inc. (a)                                      3,470,908
                                                                                                                   --------------
                                                                                                                        6,863,858

                    Hotels, Restaurants &             98,100   Starbucks Corp. (a)                                      3,562,992
                    Leisure - 3.9%

                    Household Products - 3.8%         58,300   Procter & Gamble Co.                                     3,493,919

                    IT Services - 3.6%                56,700   Cognizant Technology Solutions Corp. (a)                 3,266,487

                    Industrial                        43,700   3M Co.                                                   3,215,883
                    Conglomerates - 3.5%

                    Internet & Catalog                75,500   eBay, Inc. (a)                                           3,024,530
                    Retail - 3.3%

                    Internet Software &               80,900   Yahoo!, Inc. (a)                                         2,593,654
                    Services - 2.8%

                    Machinery - 7.7%                  48,800   Caterpillar, Inc.                                        3,566,304
                                                      66,200   ITT Industries, Inc.                                     3,475,500
                                                                                                                   --------------
                                                                                                                        7,041,804

                    Oil, Gas & Consumable             52,100   ConocoPhillips                                           3,176,016
                    Fuels - 6.8%                      57,100   Valero Energy Corp.                                      3,071,409
                                                                                                                   --------------
                                                                                                                        6,247,425

                    Software - 3.4%                   59,000   Electronic Arts, Inc. (a)                                3,066,230

                                                               Total Common Stocks in the United States                81,600,864

                                                               Total Common Stocks
                                                               (Cost - $77,671,930) - 95.8%                            87,522,296


                                                  Beneficial
                                                    Interest   Short-Term Securities
                                                $    643,975   Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I, 4.42% (b)                             643,975
                                                   8,304,500   Merrill Lynch Liquidity Series, LLC
                                                               Money Market Series, 4.53% (b)(c)                        8,304,500

                                                               Total Short-Term Securities
                                                               (Cost - $8,948,475) - 9.8%                               8,948,475

                                                               Total Investments (Cost - $86,620,405*) - 105.6%        96,470,771
                                                               Liabilities in Excess of Other Assets - (5.6%)         (5,119,733)
                                                                                                                   --------------
                                                               Net Assets - 100.0%                                 $   91,351,038
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $    86,620,405
                                             ===============
    Gross unrealized appreciation            $    11,466,589
    Gross unrealized depreciation                (1,616,223)
                                             ---------------
    Net unrealized appreciation              $     9,850,366
                                             ===============


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I, 4.42%                 $(770,226)      $ 13,382
    Merrill Lynch Liquidity Series, LLC
    Money Market Series, 4.53%                 $4,962,100      $  1,572


(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or a portion of security, is on loan.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Focus Twenty Fund and Master Focus Twenty Trust


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Focus Twenty Fund and Master Focus Twenty Trust


Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Focus Twenty Fund and Master Focus Twenty Trust


Date:  April 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Focus Twenty Fund and Master Focus Twenty Trust


Date:  April 20, 2006